Offerings - Offering: 1	Mar. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	10,100,000
Proposed Maximum Offering Price per Unit	0.38
Maximum Aggregate Offering Price	$ 3,838,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 530.03
Offering Note	457c